LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF RIGHT-OF-USE ASSETS, NET

Right-of-use assets, net for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2025	2024
	$’000	$’000

Right-of-use assets, net
At cost	821	776

	821	776
Less: Accumulated amortization	(279)	(175)

	542	601

SCHEDULE OF LEASE LIABILITIES

Lease liabilities for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2025	2024
	$’000	$’000

Finance lease liabilities	2,397	1,811
Operating lease liabilities	580	627

Total lease liabilities	2,977	2,438

SCHEDULE OF FINANCE LEASE LIABILITIES

Finance lease liabilities

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year	734	780
Between 1 and 2 years	670	389
Between 2 and 3 years	607	328
Between 3 and 4 years	477	303
Between 4 and 5 years	104	157
More than 5 years	-	-
Total future lease payment	2,592	1,957
Less: Imputed interest	(195)	(146)

Present value of finance lease liabilities	2,397	1,811

Representing
Current liabilities	647	715
Non-current liabilities	1,750	1,096

	2,397	1,811

SCHEDULE OF WEIGHTED-AVERAGE LEASE TERMS AND DISCOUNT RATES FOR FINANCE LEASES

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31,
	2025	2024

Weighted-average remaining lease term (years)
Finance leases	2.8	2.1

Weighted average discount rate (%)
Finance leases	2.20%	2.31%

SCHEDULE OF OPERATING LEASE PAYMENTS

Future operating lease payments, excluding short-term leases, as of December 31, 2025 and 2024, are detailed as follows:

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year	116	110
Between 1 and 2 years	116	110
Between 2 and 3 years	116	110
Between 3 and 4 years	116	110
Between 4 and 5 years	116	110
More than 5 years	92	197
Total future lease payment	672	747
Less: Imputed interest	(92)	(120)

Present value of operating lease liabilities	580	627

Representing
Current liabilities	88	79
Non-current liabilities	492	548

	580	627

SCHEDULE OF WEIGHTED-AVERAGE LEASE TERMS AND DISCOUNT RATES

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31,
	2025	2024

Weighted-average remaining lease term (years)
Operating leases	5.8	6.8

Weighted average discount rate (%)
Operating leases	5.25%	5.25%

SCHEDULE OF OPERATING LEASE LIABILITIES RIGHT OF USE ASSETS

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Operating lease cost:
Lease interest costs	137	104	66
Short-term lease costs	36	17	17

	173	121	83

SUPPLEMENTAL CASH FLOW INFORMATION

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Supplemental cash flow information:
Cash paid for operating leases	114	112	111

Cash paid for finance leases:
-Interest	105	68	30
-Principal	927	285	505

Right-of-use assets obtained in exchange for lease liabilities:
-Finance lease	1,401	1,647	679